Consolidated Statements Of Changes In Equity - KRW (₩) ₩ in Millions	Total	Equity attributable to owners of parent	Contributed capital	Retained earnings	Other Components Of Equity	Non-controlling interests
Balance at Dec. 31, 2016	₩ 73,050,545	₩ 71,723,693	₩ 4,053,578	₩ 53,173,871	₩ 14,496,244	₩ 1,326,852
Comprehensive income
Profit (loss) for the period	1,441,394	1,298,720	0	1,298,720	0	142,674
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	170,337	158,991	0	158,991	0	11,346
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	10,067	10,065	0	10,065	0	2
Net change in fair value of financial assets at fair value through other comprehensive income	0
Items that are or may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of available-for-sale financial assets, net of tax	(7,098)	(7,102)	0	0	(7,102)	4
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	20,868	19,614	0	0	19,614	1,254
Foreign currency translation of foreign operations, net of tax	(134,196)	(95,103)	0	0	(95,103)	(39,093)
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	(154,694)	(154,991)	0	0	(154,991)	297
Dividends paid	(1,341,341)	(1,271,089)	0	(1,271,089)	0	(70,252)
Issuance of shares capital by subsidiaries	17,003	(1,378)	0	0	(1,378)	18,381
Changes in consolidation scope	7,337	0	0	0	0	7,337
Dividends paid (hybrid bond)	(15,856)	0	0	0	0	(15,856)
Repayment of hybrid bond	(99,750)	0	0	0	0	(99,750)
Other changes in equity	25	25	0	0	25	0
Balance at Dec. 31, 2017	72,964,641	71,681,445	4,053,578	53,370,558	14,257,309	1,283,196
Effect of change in accounting policy	(4,923)	(4,923)	0	71,928	(76,851)	0
Comprehensive income
Profit (loss) for the period	(1,174,498)	(1,314,567)	0	(1,314,567)	0	140,069
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	(108,169)	(100,495)	0	(100,495)	0	(7,674)
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	(1,153)	(1,153)	0	(1,153)	0	0
Net change in fair value of financial assets at fair value through other comprehensive income	(34,185)	(34,125)	0	0	(34,125)	(60)
Items that are or may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of available-for-sale financial assets, net of tax	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	211	(1,140)	0	0	(1,140)	1,351
Foreign currency translation of foreign operations, net of tax	(20,717)	(32,086)	0	0	(32,086)	11,369
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	57,088	57,089	0	0	57,089	(1)
Dividends paid	(599,893)	(507,152)	0	(507,152)	0	(92,741)
Issuance of shares capital by subsidiaries	18,215	1,032	0	0	1,032	17,183
Changes in consolidation scope	9,530	0	0	0	0	9,530
Dividends paid (hybrid bond)	(13,385)	0	0	0	0	(13,385)
Balance at Dec. 31, 2018	71,092,762	69,743,925	4,053,578	51,519,119	14,171,228	1,348,837
Comprehensive income
Profit (loss) for the period	(2,263,535)	(2,345,517)	0	(2,345,517)	0	81,982
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit liability, net of tax	42,315	36,160	0	36,160	0	6,155
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	(6,789)	(6,789)	0	(6,789)	0	0
Net change in fair value of financial assets at fair value through other comprehensive income	(11,732)	(11,732)	0	0	(11,732)	0
Items that are or may be reclassified subsequently to profit or loss:
Net change in the unrealized fair value of available-for-sale financial assets, net of tax	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	19,242	14,041	0	0	14,041	5,201
Foreign currency translation of foreign operations, net of tax	72,816	55,347	0	0	55,347	17,469
Share in other comprehensive income (loss) of associates and joint ventures, net of tax	19,344	19,343	0	0	19,343	1
Dividends paid	(99,255)	0	0	0	0	(99,255)
Issuance of shares capital by subsidiaries	21,071	0	0	0	0	21,071
Equity transactions between consolidated entities	(8,137)	(8,460)			(8,460)	323
Changes in consolidation scope	24,932	0	0	0	0	24,932
Dividends paid (hybrid bond)	(13,385)	0	0	0	0	(13,385)
Other changes in equity	0	0	0	(840)	840	0
Balance at Dec. 31, 2019	₩ 68,889,649	₩ 67,496,318	₩ 4,053,578	₩ 49,202,133	₩ 14,240,607	₩ 1,393,331